Income Taxes (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets (liabilities):
Net Operating Loss Carryforwards	$ 1,956,000	$ 1,550,000
Defined Benefit Pension Liability	0	60,000
Operating Lease Rou	(10,000)	(30,000)
Operating Lease Liability	10,000	30,000
Deferred Revenue	0	11,000
Property And Equipment	(14,000)	0
Reserves And Accrued Expenses Payable	296,000	293,000
Gross Deferred Tax Asset	2,238,000	1,914,000
Deferred Tax Asset Valuation Allowance	(2,238,000)	(1,914,000)
Net Deferred Tax Asset	$ 0	$ 0